DEBT - Secured Subordinated loan (Details) - USD ($)						1 Months Ended	12 Months Ended
	Dec. 06, 2022	Dec. 02, 2022	Aug. 26, 2022	Jun. 29, 2022	May 09, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Debt
Gain (loss) on extinguishment of debt							$ (2,597,842)
Outstanding balance of notes							244,618		$ 229,823
Repayments of debt							75,000
Proceeds from convertible debt							$ 27,452,121
Convertible notes payable
Debt
Proceeds from convertible debt			$ (30,000,000)
Series A Redeemable Convertible Preferred Stock
Debt
Issuance of stock (in shares)					10,029
Conversion of convertible securities					1,002,869
Series B Redeemable Convertible Preferred Stock
Debt
Issuance of stock (in shares)							161,112
Secured subordinated loan
Debt
Interest rate per annum				14.00%
Additional interest rate				6.00%
Debt installment payments				$ 100,000
Gain (loss) on extinguishment of debt				$ 192,731
Percent of conversion premium				14.00%
Interest expense							$ 101,548
Secured subordinated loan | Maximum
Debt
Equipment financing arrangements to purchase capital equipment				$ 2,000,000
Convertible Bridge Loan Advance
Debt
Equipment financing arrangements to purchase capital equipment				$ 2,000,000
Interest rate per annum				14.00%
Additional interest rate				6.00%
Debt installment payments				$ 100,000
Proceeds from debt						$ 2,000,000
Subordinated Debt
Debt
Equipment financing arrangements to purchase capital equipment			$ 2,547,879
Gain (loss) on extinguishment of debt							(2,405,111)
Interest expense							$ 47,046	$ 89,750
Debt conversion	80,000	80,000
Debt instrument converted bonus	65,604	65,604
Number of common stock shares, called by warrants			296,456
Repayments of debt	$ 9,719,135				$ 9,719,135
Subordinated Debt | Series B Redeemable Convertible Preferred Stock
Debt
Warrants holders cashless price	161,112				161,112